FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of notes and other explanatory information [Abstract]
Sensitivity analysis for types of market risk
The following table shows a breakdown of Ternium’s assessed financial position exposure to currency risk as of December 31, 2020.

Exposure to functional currency	$ million

EU euro (EUR)	(98)
Argentine peso (ARS)	101
Mexican peso (MXN)	(591)
Brazilian real (BRL)	111
Colombian peso (COP)	(21)
Other currencies	(2)

Disclosure of credit risk exposure	The investments in financial assets are as follows:

	At December 31, 2020	At December 31, 2019

Cash and cash equivalents	537,882	519,965

Other Investments - Current and Non-Current	816,157	215,273
Fixed Income (time-deposit, zero-coupon bonds, commercial papers)	579,917	176,470
Deposit certificates	451,857	160,933
Commercial papers	128,060	15,537
Bonds and other fixed income	233,611	38,803
Non - U.S. government securities	135,671	914
Corporate securities	97,940	37,889
Other notes	2,629	—
The carrying amounts of the Company’s trade and other receivables as of December 31, 2020, are denominated in the following currencies:

Currency	$ million

US dollar ($)	798
EU euro (EUR)	14
Argentine peso (ARS)	12
Mexican peso (MXN)	160
Brazilian real (BRL)	397
Colombian peso (COP)	68
Other currencies	1

1,450

Disclosure of how the entity manages liquidity risk
The table below analyses financial liabilities into relevant maturity groups based on the remaining period at the date of the statement of financial position to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

$ million	2021	2022	2023	2024	Thereafter

Borrowings	396	660	137	521	9
Interests to be accrued (1)	26	17	9	4	—
Trade payables and other liabilities	1,024	13	8	7	38
Lease liabilities	42	42	42	28	140

Total	1,488	732	196	560	187
(1) These amounts do not include the effect of derivative financial instruments.

Disclosure of financial assets

As of December 31, 2020 (in $ thousands)	Amortized cost	Assets at fair value through profit or loss	Assets at fair value through OCI	Total

(i) Assets as per statement of financial position
Receivables	153,527	—	—	153,527
Derivative financial instruments	—	1,572	—	1,572
Trade receivables	918,438	—	—	918,438
Other investments	579,917	2,629	233,611	816,157
Cash and cash equivalents	278,862	259,020	—	537,882

Total	1,930,744	263,221	233,611	2,427,576

As of December 31, 2019 (in $ thousands)	Amortized cost	Assets at fair value through profit or loss	Assets at fair value through OCI	Total

(i) Assets as per statement of financial position
Receivables	406,370	—	—	406,370
Derivative financial instruments	—	1,196	—	1,196
Trade receivables	950,569	—	—	950,569
Other investments	176,470	—	38,803	215,273
Cash and cash equivalents	320,088	199,877	—	519,965

Total	1,853,497	201,073	38,803	2,093,373

Disclosure of financial liabilities

As of December 31, 2020 (in $ thousands)	Liabilities at fair value through profit or loss	Amortized cost	Total

(ii) Liabilities as per statement of financial position
Other liabilities	—	86,070	86,070
Trade payables	—	1,004,216	1,004,216
Derivative financial instruments	6,358	—	6,358
Finance lease liabilities	—	294,103	294,103
Borrowings	—	1,722,893	1,722,893

Total	6,358	3,107,282	3,113,640

As of December 31, 2019 (in $ thousands)	Liabilities at fair value through profit or loss	Amortized cost	Total

(ii) Liabilities as per statement of financial position
Other liabilities	—	88,403	88,403
Trade payables	—	836,204	836,204
Derivative financial instruments	3,024	—	3,024
Finance lease liabilities	—	338,765	338,765
Borrowings	—	2,188,674	2,188,674

Total	3,024	3,452,046	3,455,070

Disclosure of financial instruments at fair value through profit or loss
The following table presents the assets and liabilities that are measured at fair value as of December 31, 2020 and 2019:

	Fair value measurement as of December 31, 2020 (in $ thousands):
Description	Total	Level 1	Level 2	Level 3 (*)

Financial assets at fair value through profit or loss / OCI
Cash and cash equivalents	259,020	259,020	—	—
Other investments	236,240	233,611	—	2,629
Derivative financial instruments	1,572	—	1,572	—

Total assets	496,832	492,631	1,572	2,629

Financial liabilities at fair value through profit or loss / OCI
Derivative financial instruments	6,358	—	6,358	—

Total liabilities	6,358	—	6,358	—

	Fair value measurement as of December 31, 2019 (in $ thousands):
Description	Total	Level 1	Level 2	Level 3

Financial assets at fair value through profit or loss / OCI
Cash and cash equivalents	199,877	199,877	—	—
Other investments	38,803	38,803	—	—
Derivative financial instruments	1,196	—	1,196	—

Total assets	239,876	238,680	1,196	—

Financial liabilities at fair value through profit or loss / OCI
Derivative financial instruments	3,024	—	3,024	—

Total liabilities	3,024	—	3,024	—
(*) The fair value of financial instruments classified as level 3 is not obtained from observable market information, but from measurements of the asset portfolio at market value provided by the fund manager. The evolution of such instruments during the year ended December 31, 2020, corresponds to the initial investment and to the changes in its fair value.